Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W., Suite 700
Washington, DC 20006
Telephone 202.822.9611
Fax 202.822.0140
www.stradley.com

Jessica D. Burt, Esquire

202.419.8409

jburt@stradley.com

1933 Act Rule 485(a)

1933 Act File No. 002-73024

1940 Act File No. 811-03213

November 13, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Nationwide Variable Insurance Trust (the “Registrant”)

Rule 485(a) filing

Ladies and Gentlemen:

Pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”), submitted electronically for filing via EDGAR, is Post-Effective Amendment Nos. 242/246 (the “Amendment”) to the Registration Statement of the Registrant on Form N-1A. The purpose of this Amendment is to register Class II and Class Y shares of the following funds (the “Funds”), each a new series of the Registrant:

NVIT Defender S&P 500® 1-Year Buffer Fund Jan

NVIT Defender S&P 500® 1-Year Buffer Fund Feb

NVIT Defender S&P 500® 1-Year Buffer Fund Mar

NVIT Defender S&P 500® 1-Year Buffer Fund Apr

NVIT Defender S&P 500® 1-Year Buffer Fund May

NVIT Defender S&P 500® 1-Year Buffer Fund June

NVIT Defender S&P 500® 1-Year Buffer Fund July

NVIT Defender S&P 500® 1-Year Buffer Fund Aug

NVIT Defender S&P 500® 1-Year Buffer Fund Sept

NVIT Defender S&P 500® 1-Year Buffer Fund Oct

NVIT Defender S&P 500® 1-Year Buffer Fund Nov

NVIT Defender S&P 500® 1-Year Buffer Fund Dec

NVIT Defender S&P 500® 5-Year Buffer Fund Q1

NVIT Defender S&P 500® 5-Year Buffer Fund Q2

NVIT Defender S&P 500® 5-Year Buffer Fund Q3

NVIT Defender S&P 500® 5-Year Buffer Fund Q4

A Pennsylvania Limited Liability Partnership

The Registrant intends, prior to the effective date of the Amendment, to file a subsequent post-effective amendment, pursuant to Rule 485(b) under the 1933 Act, for the purposes of: (i) responding to any comments conveyed by the staff of the U.S. Securities and Exchange Commission on the Amendment; and (ii) updating certain information contained in the prospectus and statement of additional information relating to the Funds.

Please direct questions or comments relating to this filing to me at the above-referenced telephone number or, in my absence, Chris Zimmerman at (202) 419-8402.

Very truly yours,

/s/ Jessica D. Burt
Jessica D. Burt, Esquire

Cc: Allan Oster, Esquire